Statements of Consolidated Operations - USD ($) $ in Thousands	3 Months Ended	6 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2023	Sep. 30, 2023	Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenues				$ 755		$ 19,171	$ 30,347
Other income				8,438		6,553	8,250
Total revenues and other income	$ 2,001	$ 5,560	$ 7,203	9,193		25,725	38,597
Operating expenses
Cost of revenue				(737)		(1,772)	(1,844)
Research and development expenses				(87,646)		(97,501)	(117,840)
Selling, general and administrative expenses				(16,812)		(17,494)	(22,882)
Other operating income (expenses)				(1,300)		1,377	488
Total operating expenses	(25,660)	(52,612)	(74,926)	(106,495)		(115,390)	(142,077)
Operating income (loss)			(67,723)	(97,302)		(89,666)	(103,481)
Financial income	10,440	11,214	16,133	21,479		8,880	13,218
Financial expenses	(16,284)	(21,461)	(23,085)	(40,642)		(17,815)	(6,486)
Net Financial gain (loss)	(5,845)	(10,247)	(6,952)	(19,163)		(8,935)	6,731
Income tax	(258)	(258)	(365)	(371)		(87)	0
Income (loss) from continuing operations	(29,762)	(57,557)	(75,040)	(116,835)		(98,688)	(96,749)
Income (loss) from discontinued operations	13,834	8,392	8,392	8,392		(15,345)	(28,358)
Net income (loss)	(15,928)	(49,165)	(66,648)	(108,443)		(114,034)	(125,107)
Attributable to shareholders of Cellectis	(11,371)	(41,781)	(59,264)	(101,059)		(106,139)	(114,197)
Attributable to non-controlling interests	$ (4,557)	$ (7,384)	$ (7,384)	$ (7,384)		$ (7,894)	$ (10,910)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis per share ($ /share)	$ (0.2)	$ (0.78)	$ (1.09)	$ (1.77)		$ (2.33)	$ (2.55)
Diluted net income (loss) attributable to shareholders of Cellectis per share ($ /share)	(0.2)		(1.09)	(1.77)		(2.33)	(2.55)
Basic net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	0.33	$ 0.29	0.29	0.28	[1]	(0.16)	(0.39)
Diluted net income (loss) attributable to shareholders of Cellectis from discontinued operations, per share ($ /share)	$ 0.33		$ 0.29	$ 0.28	[1]	$ (0.16)	$ (0.39)
Number of shares used for computing
Basic				57,012,815		45,547,359	44,820,279
Diluted				57,012,815		45,547,359	44,820,279

[1]	Figures for the year-end period ended December 31, 2023 include Calyxt’s results over a five-month period from January 1, 2023 to May 31, 2023 and the gain on deconsolidation